Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis - CNY (¥)	Sep. 30, 2022	Dec. 31, 2021
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total	¥ 584,738,005	¥ 847,047,295
Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products	584,738,005	847,047,295
Level 1 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total	302,608,884	729,255,924
Level 1 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products	302,608,884	729,255,924
Level 2 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total	282,129,121	117,791,371
Level 2 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products	282,129,121	117,791,371
Level 3 [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Total
Level 3 [Member] | Wealth management products [Member] | Fair value recurring [Member]
Fair Value Measurements (Details) - Schedule of assets and liabilities measured at fair value on a recurring basis [Line Items]
Wealth management products